Options (Details 1) - $ / shares	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Options outstanding
Stock Options Outstanding	196,000,000	196,250,000
Stock Options Exercisable	174,332,250	108,916,667
Stock option [Member]
Options outstanding
Stock Options Outstanding			196,000,000	186,250,000
Stock Options Exercisable			160,493,150	85,583,333
0.02 [Member]
Options outstanding
Exercisable Price		$ 0.02
Stock Options Outstanding		250,000
Stock Options Exercisable		250,000
Weighted Average Remaining Contractual Life (years)		6 months
0.02 [Member] | Stock option [Member]
Options outstanding
Exercisable Price				$ 0.02
Stock Options Outstanding				250,000
Stock Options Exercisable				250,000
Weighted Average Remaining Contractual Life (years)				9 months
0.01 [Member]
Options outstanding
Exercisable Price	$ 0.01	$ 0.01
Stock Options Outstanding	10,000,000	10,000,000
Stock Options Exercisable	10,000,000	5,000,000
Weighted Average Remaining Contractual Life (years)	2 years 3 days	3 years 3 days
0.01 [Member] | Stock option [Member]
Options outstanding
Exercisable Price			$ 0.01	$ 0.01
Stock Options Outstanding			10,000,000	10,000,000
Stock Options Exercisable			10,000,000	5,250,000
Weighted Average Remaining Contractual Life (years)			1 year 3 months 4 days	3 years 3 months 4 days
0.0097-0.0099 [Member]
Options outstanding
Stock Options Outstanding	176,000,000	176,000,000
Stock Options Exercisable	157,110,167	99,777,777
0.0097-0.0099 [Member] | Minimum [Member]
Options outstanding
Exercisable Price	$ 0.0097	$ 0.0097
Weighted Average Remaining Contractual Life (years)	5 years 116 days	6 years 116 days
0.0097-0.0099 [Member] | Maximum [Member]
Options outstanding
Exercisable Price	$ 0.0099	$ 0.0099
Weighted Average Remaining Contractual Life (years)	5 years 124 days	6 years 124 days
0.0097-0.0099 [Member] | Stock option [Member]
Options outstanding
Stock Options Outstanding			176,000,000	176,000,000
Stock Options Exercisable			144,018,263	60,666,667
0.0097-0.0099 [Member] | Stock option [Member] | Minimum [Member]
Options outstanding
Exercisable Price			$ 0.0097	$ 0.0097
Weighted Average Remaining Contractual Life (years)			5 years 6 months 25 days	6 years 6 months 25 days
0.0097-0.0099 [Member] | Stock option [Member] | Maximum [Member]
Options outstanding
Exercisable Price			$ 0.0099	$ 0.0099
Weighted Average Remaining Contractual Life (years)			5 years 7 months 2 days	6 years 10 months 3 days
0.0060 [Member]
Options outstanding
Exercisable Price	$ 0.006	$ 0.006
Stock Options Outstanding	10,000,000	10,000,000
Stock Options Exercisable	7,222,083	3,888,889
Weighted Average Remaining Contractual Life (years)	5 years 295 days	6 years 295 days
0.0060 [Member] | Stock option [Member]
Options outstanding
Exercisable Price			$ 0.0060
Stock Options Outstanding			10,000,000
Stock Options Exercisable			6,474,887
Weighted Average Remaining Contractual Life (years)			6 years 22 days